Share Capital - Details of Warrants and Finder's Warrants Outstanding (Details) - Finder's Warrants		3 Months Ended
		Jul. 31, 2026 shares $ / shares	Apr. 30, 2026 shares	Apr. 30, 2025 shares
Disclosure Of Classes Of Share Capital [Line Items]
Warrants outstanding		56,650	56,650	186,761
Range One
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	Dec. 08, 2028
Exercise price $ | $ / shares	[1]	$ 1.4
Remaining life (year)	[1]	2 years 4 months 9 days
Warrants outstanding	[1]	56,650

[1]	Exercise price of U.S. $1.00. The figure in the table above is translated at the July 31, 2026, rate.